Investments - Derivative Financial Assets And Liabilities By Type Of Instrument (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative financial instruments - Asset
Unrealized gains/(losses) on changes in fair value	$ 3,072
Fair value	6,322	$ 0
Derivative financial instruments - Liability
Issued	4,125
Unrealized gains/(losses) on changes in fair value	3,072
Fair value	$ 1,053	$ 0
Fair value %	100.00%
Derivative financial instruments - Warrants
Derivative financial instruments - Asset
Unrealized gains/(losses) on changes in fair value	$ 3,114
Derivative financial instruments - Liability
Issued	4,125
Unrealized gains/(losses) on changes in fair value	3,114
Fair value	$ 1,011
Fair value %	96.00%
Derivative financial instruments – forward exchange contracts
Derivative financial instruments - Asset
Unrealized gains/(losses) on changes in fair value	$ (42)
Derivative financial instruments - Liability
Issued	0
Unrealized gains/(losses) on changes in fair value	(42)
Fair value	$ 42
Fair value %	4.00%
Derivative financial instruments – VBI call option
Derivative financial instruments - Asset
Issued	$ 6,104
Unrealized gains/(losses) on changes in fair value	105
Cumulative translation adjustment	113
Fair value	$ 6,322
Fair value %	100.00%
Derivative financial instruments - Liability
Unrealized gains/(losses) on changes in fair value	$ 105